Financial liabilities - Additional Information (Details) - EUR (€) € in Thousands			12 Months Ended
	Aug. 30, 2019	Jul. 03, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [Line Items]
Proceeds from borrowings			€ 28,700	€ 1,360	€ 13,900
Financial liabilities			44,251	€ 19,087	18,723	€ 5,690
Loan agreement with Société Générale
Disclosure of financial liabilities [Line Items]
Loan agreement, collateral		€ 15,200
Proceeds from borrowings	€ 13,900
Borrowings, maturity period	12 years
Financial liabilities			€ 12,525		€ 1,300	€ 1,300
Security interest on pledge of financial instruments will be released in 2024		4,200
Security interest on pledge of financial instruments will be released in 2027		5,000
Security interest on pledge of financial instruments will be released in 2031		€ 6,000
Loan agreement with Société Générale | Fixed interest rate
Disclosure of financial liabilities [Line Items]
Borrowings, interest rate			2.01%